Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accrued Expenses and Other Current Liabilities [Abstract]
Provision for professional fees	$ 572,875	$ 254,430
Government authorities	132,612
Grants received in advance	107,162	299,421
Provision for legal claims	74,612	40,000
Other	137,900	20,332
Accrued Expenses and Other Current Liabilities	$ 1,025,161	$ 614,183